Intangible asset (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Intangible Asset

	Land use right	Acquired computer software	Total
	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2021 and 2022	-	9	9
Addition	44,843	-	44,843
At December 31, 2023	44,843	9	44,852

Accumulated amotization
At December 31, 2021	-	4	4
Amortization	-	*	*
At December 31, 2022	-	4	4
Amortization	-	1	1
At December 31, 2023	-	5	5

Carrying amount
At December 31, 2022	-	5	5
At December 31, 2023	44,843	4	44,847